SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	0.86%	2.27%
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expenses	$ 4,813,000	$ 4,035,000	$ 3,326,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Maximum annual contribution per employee	$ 19,500
Matching contribution expense	3,533,000	2,697,000	2,171,000
Marketing expenses	22,082,000	20,055,000	16,171,000
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 363,000,000
Revenue remaining performance obligations percentage	59.00%
Deferred revenues recognized in the period that were included in the deferred revenues balance as of December 31, 2018	$ 111,330,000
Prepaid expenses and other current assets	15,312,000	8,406,000
Other long-term assets	99,992,000	72,091,000
Deposits in other long-term assets	4,952,000	4,313,000
Accrued severance payable liability	7,963,000	6,751,000
Amortization of deferred contract costs	39,592,000	33,853,000
Issuance costs attributable to liability		12,900,000
Issuance costs attributable to equity components		2,000,000.0
Long-term unbilled receivables	$ 15,530,000	5,526,000
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate	3.50%			0.00%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 3,079,000	1,014,000
Other long-term assets	$ 48,716,000	37,074,000
First 3% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Next 2% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 11,400
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 26,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Term of Maintenance and SaaS contracts	1 year
Amortization period of capitalized costs for internal use software	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	12 years
Term of Maintenance and SaaS contracts	3 years
Amortization period of capitalized costs for internal use software	5 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Accumulated other comprehensive gain (loss) from currency forward and option transactions	$ 1,459,000	254,000
Accumulated other comprehensive gain (loss) from currency forward and option transactions, tax	200,000	35,000
Notional amounts	23,377,000
Fair value of derivative asset	0	514,000
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	1,561,000	134,000
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial income (expense), net from hedging transactions	(1,317,000)	515,000	$ 977,000
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	1,654,000	$ 288,000
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 19,063,000